Other Non-Current Assets	6 Months Ended
Jun. 30, 2022
Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
6. OTHER
NON-CURRENT
ASSETS
Other
non-current
assets consist of the
following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Prepayments for property, equipment and software	19,968	26,278	3,923
Long-term deposit s	1,619	2,428	363
Others	—	744	111

	21,587	29,450	4,397